STOCK-BASED COMPENSATION - DSU and RSU Activity (Details) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding beginning of period (shares) | shares	573	465
Settled for cash (shares) | shares	0	(26)
Forfeited (shares) | shares	0	0
Granted (shares) | shares	152	134
Credits for dividends (shares) | shares	0	0
Number of units outstanding end of period (shares) | shares	725	573
Fair value, beginning of period	$ 9.2	$ 3.5
Settled for cash	0.0	(0.4)
Forfeited	0.0	0.0
Granted	2.5	2.2
Credits for dividends	0.0	0.0
Change in value	(0.1)	3.8
Fair value, end of period	$ 11.6	$ 9.2
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding beginning of period (shares) | shares	6,452	6,627
Settled for cash (shares) | shares	(3,610)	(1,102)
Forfeited (shares) | shares	(121)	(2,952)
Granted (shares) | shares	1,760	3,836
Credits for dividends (shares) | shares	56	43
Number of units outstanding end of period (shares) | shares	4,537	6,452
Fair value, beginning of period	$ 58.6	$ 24.6
Settled for cash	(62.5)	(22.7)
Forfeited	(2.3)	(46.3)
Granted	32.7	55.0
Credits for dividends	0.9	0.7
Change in value	10.3	47.3
Fair value, end of period	$ 37.7	$ 58.6